Long-term debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term debt	Long-term debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		December 31, 2021	December 31, 2020
Senior unsecured revolving credit facilities and delayed draw term facility (a)	—	2022-2024	N/A		$368,806	$223,507
Senior unsecured bank credit facilities (b)	—	2022-2031	N/A		141,956	152,338
Commercial paper	—	2022	N/A		338,700	122,000
U.S. dollar borrowings
Senior unsecured notes (Green Equity Units) (c)	1.18%	2026		$1,150,000	1,140,801	—
Senior unsecured notes (d)	3.46%	2022-2047		$1,700,000	1,689,792	1,688,390
Senior unsecured utility notes (e)	6.34%	2023-2035		$142,000	155,571	157,212
Senior secured utility bonds (f)	4.71%	2026-2044		$556,219	558,177	561,494
Canadian dollar borrowings
Senior unsecured notes (g)	3.81%	2022-2050	C$	1,400,669	1,099,403	899,710
Senior secured project notes	10.21%	2027	C$	23,256	18,344	20,315
Chilean Unidad de Fomento borrowings
Senior unsecured utility bonds (h)	4.18%	2028-2040	CLF	1,753	77,963	92,183
					$5,589,513	$3,917,149
Subordinated U.S. dollar borrowings
Subordinated unsecured notes (i)	6.50%	2078-2079		$637,500	621,862	621,321
					$6,211,375	$4,538,470
Less: current portion					(356,397)	(139,874)
					$5,854,978	$4,398,596
Short-term obligations of $478,248 that are expected to be refinanced using the long-term credit facilities are presented as long-term debt.
Long-term debt issued at a subsidiary level (project notes or utility bonds) relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt issued at a subsidiary level whether or not collateralized generally has certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.
9.Long-term debt (continued)
Recent financing activities:
(a)Senior unsecured revolving credit facilities
As at December 31, 2021, the Company had a $500,000 senior unsecured syndicated revolving credit facility maturing on July 12, 2024. As at December 31, 2021, the Regulated Services Group had a $500,000 senior unsecured syndicated revolving credit facility maturing on February 23, 2023. As at December 31, 2021, the Renewable Energy Group's bank lines consisted of a $500,000 senior unsecured syndicated revolving credit facility maturing on October 6, 2023 and a $350,000 letter of credit facility that was amended to extend the maturity to June 30, 2023.
On November 8, 2020, in connection with the acquisition of Ascendant, the Company assumed $62,654 of debt outstanding under its revolving credit facility. The facility was amended to extend the maturity to June 30, 2022.
In the second quarter of 2020, the Company obtained three senior unsecured delayed draw non-revolving credit facilities for a total of $1,600,000. On October 5, 2020, these facilities were replaced with two syndicated revolving credit facilities for a total of $1,600,000 that matured on December 31, 2021.
(b)Senior unsecured bank credit facilities
On December 20, 2021, the Regulated Services Group entered into a $1,100,000 senior unsecured syndicated delayed draw term facility (the “Regulated Services Delayed Draw Term Facility”) which matures on December 19, 2022. As at December 31, 2021, the Regulated Services Delayed Draw Term Facility had no amounts drawn. Subsequent to year-end on January 3, 2022, the purchase price, plus certain adjustments and acquisition costs, for the acquisition of Liberty NY Water (note 3(a)) of approximately $610,400 was funded through a draw on the Regulated Services Delayed Draw Term Facility.
In conjunction with the Kentucky Power Transaction (note 3(b)), the Company obtained a commitment from lenders to provide syndicated unsecured credit facilities in an aggregate amount of up to $2,725,000. This acquisition financing commitment is subject to customary terms and conditions, including certain commitment reductions upon closing of permanent financing. As at March 3, 2022, $1,086,000 remained available under the acquisition financing commitment.
On November 8, 2020, in connection with the acquisition of Ascendant, the Company assumed $97,029 of debt outstanding under two term loan facilities that mature on June 29, 2023 and December 26, 2031.
On October 13, 2020, in connection with the acquisition of ESSAL, the Company assumed $55,786 (CLP 44,408,558) of debt outstanding under seven credit facilities that mature between March 29, 2021 and November 18, 2022.
During 2020, the Regulated Services Group fully repaid its C$135,000 term loan upon maturity.
(c)U.S dollar senior unsecured notes (Green Equity Units)
In June 2021, the Company sold 23,000,000 equity units (the “Green Equity Units”) for total gross proceeds of $1,150,000. Each Green Equity Unit was issued in a stated amount of $50, at issuance, consisted of a contract to purchase AQN common shares (the “share purchase contract”) and a 5% undivided beneficial ownership interest in a remarketable senior note of AQN due June 15, 2026, issued in the principal amount of $1,000.
Total annual distributions on the Green Equity Units are at a rate of 7.75%, consisting of interest on the notes (1.18% per year) and payments under the share purchase contract (6.57% per year). The interest rate on the notes will be reset following a successful marketing, which would occur in 2024. The present value of the contract adjustment payments was estimated at $222,378 and is recorded against additional paid-in capital (“APIC”) to the extent of the APIC balance and against retained earnings (deficit) for the remainder. The corresponding amount of $222,378 was recorded in other liabilities and is accreted over the three-year period (note 12(a)).
9.Long-term debt (continued)
Recent financing activities (continued):
(c)U.S dollar senior unsecured notes (Green Equity Units) (continued)
Each share purchase contract requires the holder to purchase by no later than June 15, 2024 for a price of $50 in cash, a number of AQN common shares (“common shares”) based on the applicable market value to be determined using the volume-weighted average price of the common shares over a 20-day trading period ending June 14, 2024. The minimum settlement rate under the purchase contracts is 2.7778 common shares, which is approximately equal to the $50 stated amount per Green Equity Unit, divided by the threshold appreciation price of $18 per common share. The maximum settlement rate under the purchase contracts is 3.3333 common shares, which is approximately equal to the $50 stated amount per Green Equity Unit, divided by $15 per common share.
The common share purchase obligation of holders of Green Equity Units will be satisfied by the proceeds raised from a successful remarketing of the notes, unless a holder has elected to settle with separate cash. Holders’ beneficial ownership interest in each note has been pledged to AQN to secure the holders' obligation to purchase common shares under the related share purchase contract.
Prior to the issuance of common shares, the share purchase contracts, if dilutive, will be reflected in the Company's diluted earnings per share calculations using the treasury stock method.
(d)Senior unsecured notes
On September 23, 2020, the Regulated Services Group's debt financing entity issued $600,000 senior unsecured notes bearing interest at 2.05% with a maturity date of September 15, 2030.
On July 31, 2020, the Company repaid, upon its maturity, a $25,000 unsecured note. On April 30, 2020, the Company repaid, upon its maturity, a $100,000 unsecured note.
(e)Senior unsecured utility notes
During 2020, the Regulated Services Group repaid two utility notes upon their maturities in the amounts of $45,000 and $30,000.
(f)Senior secured utility bonds
On February 15, 2020 and June 1, 2020, the Company repaid, upon their maturities, a $6,500 and a $100,000 secured utility bond, respectively.
(g)Canadian dollar senior unsecured notes
Subsequent to year-end on February 15, 2022, the Company repaid a C$200,000 senior unsecured note on its maturity. On February 15, 2021, the Renewable Energy Group repaid a C$150,000 unsecured note upon its maturity. Concurrent with the repayments, the Renewable Energy Group unwound and settled the related cross-currency fixed-for-fixed interest rate swap (note 24(b)(iii)).
On April 9, 2021, the Renewable Energy Group issued C$400,000 senior unsecured debentures bearing interest at 2.85% with a maturity date of July 15, 2031. The notes were sold at a price of C$999.92 per C$1,000.00 principal amount. Concurrent with the offering, the Renewable Energy Group entered into a fixed-for-fixed cross-currency interest rate swap to convert the Canadian-dollar-denominated coupon and principal payments from the offering into U.S. dollars (note 24(b)(iii)).
On February 14, 2020, the Regulated Services Group issued C$200,000 senior unsecured debentures bearing interest at 3.315% with a maturity date of February 14, 2050. The debentures are redeemable at the option of the Company at a price based on a make-whole provision.
(h)Chilean Unidad de Fomento senior unsecured bonds
On October 13, 2020, in connection with the acquisition of ESSAL, the Company assumed two senior unsecured bonds (series B and series C) of $82,320 (CLF 1,926). The series B bonds bear interest at 6% and mature on June 1, 2028 while the series C bonds bear interest at 2.8% and mature on October 15, 2040. In December 2021, the Company repaid CLF 116 (2020 - CLF 58) of obligations under the series B bonds.
9.Long-term debt (continued)
Recent financing activities (continued):
(i)Subordinated unsecured notes
Subsequent to year-end on January 18, 2022, the Company closed (i) an underwritten public offering in the United States (the “U.S. Offering”) of $750,000 aggregate principal amount of 4.75% fixed-to-fixed reset rate junior subordinated notes series 2022-B due January 18, 2082 (the “U.S. Notes”); and (ii) an underwritten public offering in Canada (the “Canadian Offering” and, together with the U.S. Offering, the “Offerings”) of C$400,000 (approximately $320,000) aggregate principal amount of 5.25% fixed-to-fixed reset rate junior subordinated notes series 2022-A due January 18, 2082 (the “Canadian Notes” and, together with the U.S. Notes, the “Notes”). Concurrent with the pricing of the Offerings, the Company entered into a cross currency interest rate swap to convert the Canadian dollar denominated proceeds from the Canadian Offering into U.S. dollars, and a forward starting swap to fix the interest rate for the second five year term of the U.S. Notes, resulting in an anticipated effective interest rate to the Company of approximately 4.95% throughout the first ten-year period of the Notes.
As of December 31, 2021, the Company had accrued $49,806 in interest expense (2020 - $50,486). Interest expense on the long-term debt, net of capitalized interest, in 2021 was $159,545 (2020 - $175,358).
Principal payments due in the next five years and thereafter are as follows:

2022	2023	2024	2025	2026	Thereafter	Total
$834,645	$125,520	$374,550	$44,951	$1,172,284	$3,671,384	$6,223,334